Credit Risk (Summary of Concentration of Credit Risk) (Details) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Loans and customers iability under acceptances [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 953,300	$ 949,779
Credit instruments [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 388,789	$ 366,706
Derivative financial instruments [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 72,333	$ 69,970
Canada [member] | Loans and customers iability under acceptances [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	69.00%	66.00%
Canada [member] | Credit instruments [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	30.00%	32.00%
Canada [member] | Derivative financial instruments [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	28.00%	28.00%
United States [member] | Loans and customers iability under acceptances [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	30.00%	33.00%
United States [member] | Credit instruments [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	67.00%	64.00%
United States [member] | Derivative financial instruments [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	33.00%	32.00%
United Kingdom [member] | Loans and customers iability under acceptances [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	0.00%	0.00%
United Kingdom [member] | Credit instruments [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
United Kingdom [member] | Derivative financial instruments [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	9.00%	9.00%
Europe - other [member] | Loans and customers iability under acceptances [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	0.00%	0.00%
Europe - other [member] | Credit instruments [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	2.00%	2.00%
Europe - other [member] | Derivative financial instruments [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	22.00%	21.00%
Other international [member] | Loans and customers iability under acceptances [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
Other international [member] | Credit instruments [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	0.00%	1.00%
Other international [member] | Derivative financial instruments [Member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	8.00%	10.00%